Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.

	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO NEOs (2) (d)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3) (e)	Value of Initial Fixed $100 Investment Based On:			Operating Income, Net of Certain Items (5) (in millions) (i)
Fiscal Year (a)	Gibson (1) (b)	Mucci (1) (b)	Gibson (1)(3) (c)	Mucci (1)(3) (c)			Total Shareholder Return (f)	Peer Group Total Shareholder Return (4) (g)	Net Income (in millions) (h)

2024	$7,534,855	$—	$8,462,562	$—	$2,498,637	$2,602,402	$185.79	$153.68	$1,690	$2,054

2023	$6,680,180	$14,442,172	$5,660,044	$(3,614,572)	$2,691,157	$1,782,985	$157.41	$121.82	$1,557	$1,933

2022	$—	$11,025,026	$—	$23,305,787	$3,257,026	$5,846,642	$180.70	$118.53	$1,393	$1,782

2021	$—	$9,627,247	$—	$21,142,733	$2,605,572	$4,992,766	$144.16	$127.00	$1,098	$1,434

(1)
John B. Gibson was our PEO in fiscal 2024 and during fiscal 2023 following October 13, 2022. Martin Mucci was our PEO during fiscal 2023 through October 13, 2022, and in fiscal 2022 and 2021. The amounts deducted and added in calculating Compensation Actually Paid (“CAP”) for Mr. Gibson for fiscal 2024 are as follows:

2024

Summary Compensation Table Total	$7,534,855

Deduction of stock awards and option awards reported in the Summary Compensation Table	(5,749,962)

Fiscal year-end value of equity awards granted during the fiscal year that remained unvested as of the last day of the fiscal year	5,363,389

Change in fair value from the last day of the prior fiscal year to the last day of the fiscal year of unvested equity awards	728,917

Change in fair value from the last day of the prior fiscal year to the vesting date during the fiscal year	484,838

Value of dividends or other earnings paid on equity awards not otherwise included	100,525

Compensation Actually Paid	$8,462,562

(2)
For fiscal 2024, the Company’s
Non-PEO
NEOs were Robert L. Schrader, Efrain Rivera, Mark A. Bottini, Michael E. Gioja, and Elizabeth Roaldsen. For fiscal 2023, the Company’s
Non-PEO
NEOs were Efrain Rivera, Mark A. Bottini, Michael E. Gioja, and Stephanie L. Schaeffer. For fiscal 2022 and 2021, the Company’s
Non-PEO
NEOs were Efrain Rivera, John B. Gibson, Mark A. Bottini, and Michael E. Gioja The amounts deducted and added in calculating the average CAP for these NEOs for fiscal 2024 are as follows:

2024

Summary Compensation Table Total	$2,498,637

Deduction of stock awards and option awards reported in the Summary Compensation Table	(1,629,976)

Fiscal year-end value of equity awards granted during the fiscal year that remained unvested as of the last day of the fiscal year	1,158,174

Change in fair value from the last day of the prior fiscal year to the last day of the fiscal year of unvested equity awards	261,135

Change in fair value from the last day of the prior fiscal year to the vesting date during the fiscal year	274,648

Value of dividends or other earnings paid on equity awards not otherwise included	39,784

Compensation Actually Paid	$2,602,402

(3)	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the actual compensation realized or received by our NEOs.

(4)
The Peer Group TSR set forth in this table utilizes the Company’s peer group used for executive compensation benchmarking purposes which was also utilized in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Form
10-K.
This Peer Group was reassessed for fiscal 2024, resulting in a set of peers with a stronger business fit while median revenue and other relevant metrics remained comparable. Refer to the Compensation Discussion and Analysis section within this proxy statement for further discussion and a listing of the companies included in our Peer Group for fiscal 2024. The table below compares the cumulative TSR of both Peer Groups for fiscal 2021 through fiscal 2024.

May 31,	2024	2023	2022	2021	2020

Peer Group—Old	$153.48	$121.58	$120.09	$128.62	$100.00

Peer Group—New	$153.68	$121.82	$118.53	$127.00	$100.00

(5)
Operating income, net of certain items is a
non-GAAP
measure. Refer to “Paychex, Inc.
Non-GAAP
Financial Measures” in Appendix A of this proxy statement for a discussion of this non-GAAP
measure and a reconciliation to the most comparable GAAP measure of operating income.

Company Selected Measure Name	Operating income, net of certain items
Named Executive Officers, Footnote	For fiscal 2024, the Company’s
Non-PEO
NEOs were Robert L. Schrader, Efrain Rivera, Mark A. Bottini, Michael E. Gioja, and Elizabeth Roaldsen. For fiscal 2023, the Company’s
Non-PEO
NEOs were Efrain Rivera, Mark A. Bottini, Michael E. Gioja, and Stephanie L. Schaeffer. For fiscal 2022 and 2021, the Company’s
Non-PEO
	NEOs were Efrain Rivera, John B. Gibson, Mark A. Bottini, and Michael E. Gioja
Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Company’s peer group used for executive compensation benchmarking purposes which was also utilized in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Form
10-K.
This Peer Group was reassessed for fiscal 2024, resulting in a set of peers with a stronger business fit while median revenue and other relevant metrics remained comparable. Refer to the Compensation Discussion and Analysis section within this proxy statement for further discussion and a listing of the companies included in our Peer Group for fiscal 2024. The table below compares the cumulative TSR of both Peer Groups for fiscal 2021 through fiscal 2024.

May 31,	2024	2023	2022	2021	2020

Peer Group—Old	$153.48	$121.58	$120.09	$128.62	$100.00

Peer Group—New	$153.68	$121.82	$118.53	$127.00	$100.00

Adjustment To PEO Compensation, Footnote
(1)
John B. Gibson was our PEO in fiscal 2024 and during fiscal 2023 following October 13, 2022. Martin Mucci was our PEO during fiscal 2023 through October 13, 2022, and in fiscal 2022 and 2021. The amounts deducted and added in calculating Compensation Actually Paid (“CAP”) for Mr. Gibson for fiscal 2024 are as follows:

2024

Summary Compensation Table Total	$7,534,855

Deduction of stock awards and option awards reported in the Summary Compensation Table	(5,749,962)

Fiscal year-end value of equity awards granted during the fiscal year that remained unvested as of the last day of the fiscal year	5,363,389

Change in fair value from the last day of the prior fiscal year to the last day of the fiscal year of unvested equity awards	728,917

Change in fair value from the last day of the prior fiscal year to the vesting date during the fiscal year	484,838

Value of dividends or other earnings paid on equity awards not otherwise included	100,525

Compensation Actually Paid	$8,462,562

Non-PEO NEO Average Total Compensation Amount	$ 2,498,637	$ 2,691,157	$ 3,257,026	$ 2,605,572
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,602,402	1,782,985	5,846,642	4,992,766
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For fiscal 2024, the Company’s
Non-PEO
NEOs were Robert L. Schrader, Efrain Rivera, Mark A. Bottini, Michael E. Gioja, and Elizabeth Roaldsen. For fiscal 2023, the Company’s
Non-PEO
NEOs were Efrain Rivera, Mark A. Bottini, Michael E. Gioja, and Stephanie L. Schaeffer. For fiscal 2022 and 2021, the Company’s
Non-PEO
NEOs were Efrain Rivera, John B. Gibson, Mark A. Bottini, and Michael E. Gioja The amounts deducted and added in calculating the average CAP for these NEOs for fiscal 2024 are as follows:

2024

Summary Compensation Table Total	$2,498,637

Deduction of stock awards and option awards reported in the Summary Compensation Table	(1,629,976)

Fiscal year-end value of equity awards granted during the fiscal year that remained unvested as of the last day of the fiscal year	1,158,174

Change in fair value from the last day of the prior fiscal year to the last day of the fiscal year of unvested equity awards	261,135

Change in fair value from the last day of the prior fiscal year to the vesting date during the fiscal year	274,648

Value of dividends or other earnings paid on equity awards not otherwise included	39,784

Compensation Actually Paid	$2,602,402

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List
The following list presents the financial performance measures that the Company considers to have been the
most important in linking CAP to our PEOs and
Non-PEO
NEOs for fiscal 2024 to Company performance. The measures listed below are not ranked.

•	Annualized new business revenue (1)

•	Operating income, net of certain items (2)

•	Service revenue

Total Shareholder Return Amount	$ 185.79	157.41	180.7	144.16
Peer Group Total Shareholder Return Amount	153.68	121.82	118.53	127
Net Income (Loss)	$ 1,690,000,000	$ 1,557,000,000	$ 1,393,000,000	$ 1,098,000,000
Company Selected Measure Amount	2,054,000,000	1,933,000,000	1,782,000,000	1,434,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Annualized new business revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating income, net of certain items
Non-GAAP Measure Description	Operating income, net of certain items is a
non-GAAP
measure. Refer to “Paychex, Inc.
Non-GAAP
Financial Measures” in Appendix A of this proxy statement for a discussion of this non-GAAP
	measure and a reconciliation to the most comparable GAAP measure of operating income.
Measure:: 3
Pay vs Performance Disclosure
Name	Service revenue
Martin Mucci [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 14,442,172	$ 11,025,026	$ 9,627,247
PEO Actually Paid Compensation Amount		$ (3,614,572)	$ 23,305,787	$ 21,142,733
PEO Name		Martin Mucci
John B. Gibson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,534,855	$ 6,680,180
PEO Actually Paid Compensation Amount	$ 8,462,562	$ 5,660,044
PEO Name	John B. Gibson
PEO | John B. Gibson [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,749,962)
PEO | John B. Gibson [Member] | Fiscal Year End Value Of Equity Awards Granted During The Fiscal Year That Remained Unvested As Of The Last Day Of The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,363,389
PEO | John B. Gibson [Member] | Change In Fair Value From The Last Day Of The Prior Fiscal Year To The Last Day Of The Fiscal Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	728,917
PEO | John B. Gibson [Member] | Change In Fair Value From The Last Day Of The Prior Fiscal Year To The Vesting Date During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	484,838
PEO | John B. Gibson [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,525
Non-PEO NEO | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,629,976)
Non-PEO NEO | Fiscal Year End Value Of Equity Awards Granted During The Fiscal Year That Remained Unvested As Of The Last Day Of The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,158,174
Non-PEO NEO | Change In Fair Value From The Last Day Of The Prior Fiscal Year To The Last Day Of The Fiscal Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	261,135
Non-PEO NEO | Change In Fair Value From The Last Day Of The Prior Fiscal Year To The Vesting Date During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	274,648
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 39,784